Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.3%
Boeing Co. (The), 4.88%, 02/15/20	$478	$478,349
Raytheon Co., 4.40%, 02/15/20	536	536,380

		1,014,729

Agriculture — 2.4%
Philip Morris International Inc.
2.00%, 02/21/20	1,325	1,325,106
4.50%, 03/26/20	552	554,208

		1,879,314

Auto Manufacturers — 2.7%
American Honda Finance Corp.
2.00%, 02/14/20	425	425,021
Series A, 2.15%, 03/13/20	345	345,159
PACCAR Financial Corp., 1.95%, 02/27/20	500	500,065
Toyota Motor Credit Corp., 2.15%, 03/12/20	865	865,424

		2,135,669

Beverages — 0.4%
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	198	198,153
Molson Coors Beverage Co., 2.25%, 03/15/20 (Call 02/18/20)	125	125,006

		323,159

Biotechnology — 1.1%
Gilead Sciences Inc., 2.35%, 02/01/20	859	859,000

Building Materials — 0.1%
Johnson Controls International PLC, 5.00%, 03/30/20	100	100,443

Chemicals — 0.1%
Nutrien Ltd., 4.88%, 03/30/20	100	100,454

Computers — 1.1%
Apple Inc.
1.55%, 02/07/20	600	599,988
1.90%, 02/07/20	250	250,000

		849,988

Cosmetics & Personal Care — 0.3%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	249,995

Electric — 1.0%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	320	320,000
Georgia Power Co., 2.00%, 03/30/20	100	100,024
Sempra Energy
2.40%, 02/01/20	45	45,000
2.40%, 03/15/20 (Call 03/02/20)	294	294,153
TECO Finance Inc., 5.15%, 03/15/20	75	75,259

		834,436

Environmental Control — 0.3%
Republic Services Inc., 5.00%, 03/01/20	225	225,529

Food — 0.2%
JM Smucker Co. (The), 2.50%, 03/15/20	200	200,140

Home Builders — 0.2%
DR Horton Inc., 4.00%, 02/15/20	125	125,054

Machinery — 1.4%
Caterpillar Financial Services Corp., 2.00%, 03/05/20	447	447,112

Security	Par/ Shares (000)	Value

Machinery (continued)
John Deere Capital Corp., 2.05%, 03/10/20	$297	$297,074
Rockwell Automation Inc., 2.05%, 03/01/20	384	384,038

		1,128,224

Media — 0.3%
TWDC Enterprises 18 Corp., 1.95%, 03/04/20	275	275,049

Oil & Gas — 5.7%
BP Capital Markets PLC, 2.32%, 02/13/20	1,150	1,150,138
Chevron Corp., 1.96%, 03/03/20 (Call 03/02/20)	1,241	1,241,236
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/11/20)	1,663	1,663,000
Shell International Finance BV, 4.38%, 03/25/20	475	476,810

		4,531,184

Pharmaceuticals — 3.7%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/17/20)	450	450,135
Merck & Co. Inc., 1.85%, 02/10/20	1,150	1,150,000
Novartis Capital Corp., 1.80%, 02/14/20	1,375	1,375,027

		2,975,162

Pipelines — 0.8%
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	247	247,321
Williams Companies Inc. (The), 5.25%, 03/15/20	375	376,339

		623,660

Retail — 0.2%
AutoNation Inc., 5.50%, 02/01/20	50	50,000
Costco Wholesale Corp., 1.75%, 02/15/20	150	149,994

		199,994

Semiconductors — 0.1%
Lam Research Corp., 2.75%, 03/15/20 (Call 03/02/20)	110	110,078

Software — 1.6%
Adobe Inc., 4.75%, 02/01/20	1,250	1,250,000

Telecommunications — 0.7%
America Movil SAB de CV, 5.00%, 03/30/20	562	564,664

Transportation — 0.3%
Canadian National Railway Co., 2.40%, 02/03/20	250	250,000

Total Corporate Bonds & Notes — 26.0% (Cost: $20,801,727)		20,805,925

Short-Term Investments

Money Market Funds — 73.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	58,830	58,830,000

Total Short-Term Investments — 73.6% (Cost: $58,830,000)		58,830,000

Total Investments in Securities — 99.6% (Cost: $79,631,727)		79,635,925

Other Assets, Less Liabilities — 0.4%		318,662

Net Assets — 100.0%		$79,954,587

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,662	(1,662)	—	$—	$1,133	(b)	$821		$(830)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,889	19,941	58,830	58,830,000	196,306		—		—

				$58,830,000	$197,439		$821		$(830)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$20,805,925	$—	$20,805,925
Money Market Funds	58,830,000	—	—	58,830,000

	$58,830,000	$20,805,925	$—	$79,635,925

2